LAND USE RIGHTS, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LAND USE RIGHTS, NET
Amortization expense	$ 15,690	$ 0	$ 0